WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.0%
	ARGENTINA — 4.5%
49,089	Globant S.A.*	$8,489,451
20,427	MercadoLibre, Inc.*	22,972,613
		31,462,064
	BRAZIL — 4.3%
724,230	Hapvida Participacoes e Investimentos S.A.[1]	9,043,504
637,865	Lojas Renner S.A.	5,029,212
735,180	Notre Dame Intermedica Participacoes S.A.	9,408,545
135,494	XP, Inc.*	6,300,471
		29,781,732
	CHINA — 28.8%
200,258	Alibaba Group Holding Ltd. - ADR*	50,268,763
346,687	Autobio Diagnostics Co., Ltd. - Class A	8,082,568
2,134,296	By-health Co., Ltd. - Class A	7,654,996
3,869,330	China Mengniu Dairy Co., Ltd.*	18,156,740
3,532,000	Kingdee International Software Group Co., Ltd.*	9,768,906
288,105	Meituan Dianping - Class B*	7,129,591
1,473,420	Shenzhou International Group Holdings Ltd.	17,599,596
188,215	Silergy Corp.	11,291,122
556,290	Tencent Holdings Ltd.	38,160,505
4,297,415	TravelSky Technology Ltd. - Class H	8,266,021
294,444	Wuliangye Yibin Co., Ltd. - Class A	9,178,043
1,049,069	WuXi AppTec Co., Ltd. - Class H1	15,817,778
		201,374,629
	HONG KONG — 6.2%
2,418,531	AIA Group Ltd.	21,807,752
735,174	ANTA Sports Products Ltd.	6,978,998
1,407,385	Techtronic Industries Co., Ltd.	14,719,896
		43,506,646
	INDIA — 9.8%
204,687	Asian Paints Ltd.	4,686,488
200,660	Avenue Supermarts Ltd.*,1	5,524,416
344,370	Divi's Laboratories Ltd.	12,048,204
299,129	HDFC Bank Ltd. - ADR*	13,984,281
545,415	Kotak Mahindra Bank Ltd.*	9,939,784
1,041,397	UPL Ltd.*	6,645,617
247,071	WNS Holdings Ltd. - ADR*	15,802,661
		68,631,451

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 1.6%
5,292,775	Bank Central Asia Tbk P.T.	$11,336,980
	MEXICO — 2.8%
1,282,029	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	5,283,077
55,548	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	5,545,357
555,064	Regional S.A.B. de C.V.*	1,436,607
3,172,589	Wal-Mart de Mexico S.A.B. de C.V.	7,445,712
		19,710,753
	PERU — 0.6%
35,145	Credicorp Ltd.	4,469,390
	POLAND — 1.0%
124,420	Dino Polska S.A.*,1	6,887,953
	RUSSIA — 6.2%
5,143,615	Moscow Exchange MICEX-RTS PJSC	9,218,588
589,278	Yandex N.V. - Class A*	33,907,056
		43,125,644
	SOUTH AFRICA — 1.7%
109,493	Capitec Bank Holdings Ltd.	5,665,289
464,026	Clicks Group Ltd.	6,192,507
		11,857,796
	SOUTH KOREA — 3.9%
126,773	Douzone Bizon Co., Ltd.	11,177,712
97,240	Koh Young Technology, Inc.	8,026,474
7,000	LG Household & Health Care Ltd.	8,073,303
		27,277,489
	TAIWAN — 10.3%
467,060	Airtac International Group	9,797,686
786,296	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	62,030,891
		71,828,577
	THAILAND — 3.0%
3,096,030	Airports of Thailand PCL	5,129,159
9,888,265	Bangkok Dusit Medical Services PCL	7,028,001
4,037,900	CP ALL PCL*	8,840,492
		20,997,652

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED ARAB EMIRATES — 1.5%
1,976,339	Network International Holdings PLC*,1	$10,432,245
	UNITED KINGDOM — 1.6%
267,499	Wizz Air Holdings PLC*,1	11,219,095
	UNITED STATES — 2.4%
57,670	EPAM Systems, Inc.*	16,728,913
	VIETNAM — 0.8%
1,256,708	Vietnam Dairy Products JSC	5,802,619
	TOTAL COMMON STOCKS
	(Cost $547,864,643)	636,431,628
	PARTICIPATION CERTIFICATES — 1.8%
	CHINA — 1.8%
1,217,970	Shandong Pharmaceutical Glass Co., Ltd. (Citi Warrant Program Class A warrant 2/19/2021)[1]	12,404,782
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $6,456,808)	12,404,782

Principal Amount
	SHORT-TERM INVESTMENTS — 8.8%
$61,764,619	UMB Money Market II Special, 0.01%[2]	61,764,619
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $61,764,619)	61,764,619
	TOTAL INVESTMENTS — 101.6%
	(Cost $616,086,070)	710,601,029
	Liabilities in Excess of Other Assets — (1.6)%	(11,468,041)
	TOTAL NET ASSETS — 100.0%	$699,132,988

ADR – American Depository Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $71,329,773, which represents 10.20% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.